Domestic and Foreign Total Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenues	$ 3,965,594	$ 3,818,749	$ 3,539,570
Domestic
Segment Reporting Information [Line Items]
Total revenues	3,901,323	3,761,651	3,493,462
Foreign
Segment Reporting Information [Line Items]
Total revenues	$ 64,271	$ 57,098	$ 46,108